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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC   225 Pictoria Drive, Suite 450    Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:     November 30, 2014

Date of reporting period:    May 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

LYRICAL U.S. VALUE EQUITY FUND

Institutional Class (LYRIX)
Investor Class (LYRBX)

Semi-Annual Report
May 31, 2014
 (Unaudited)

LYRICAL U.S. VALUE EQUITY FUND LETTER TO SHAREHOLDERS	July 7, 2014

Dear Fellow Shareholders,

Enclosed is the semi annual report to shareholders of the Lyrical U.S. Value Equity Fund (the “Fund”). On behalf of the Fund and its investment adviser, Lyrical Asset Management LP, I would like to thank you for your investment.

Since its launch on February 4, 2013, the Fund (LYRIX) has produced a total return of +57.2%, compared to the +32.3% total return for the S&P 500 Index (the “S&P 500”) for the period ended May 31, 2014.

In analyzing our portfolio’s performance attribution, we find it helpful to examine both the investment success rate and any skew in the distribution of returns. Our success rate has been high over this period, as 93% of our investments posted gains, and 74% outperformed the S&P 500. Skew has also been a positive factor, as our outperformers have outperformed by 38% while our underperformers have underperformed by 12%.

During this period we sold eight positions, as two companies announced they were being acquired, five approached fair value, and for one we lost conviction in our thesis. For each sale we added a new position from our pipeline of opportunities. We are still finding attractive stock opportunities to add to the portfolio, even as some of our existing positions begin to approach our estimates of fair value. It is getting harder to find these opportunities, but we believe the ones we are finding offer as much upside as the stocks we currently own.

As of the reporting date, the valuation of our portfolio is 12.7x next twelve months consensus earnings. The S&P 500 has a valuation of 16.1x on this same basis, a premium of over 26%. The discounted valuation of our portfolio prevails even though growth estimates for the S&P 500 lag those of our portfolio, at 8.0% versus 11.5%.

Lyrical’s Investment Philosophy and Portfolio Construction

As there have been a significant number of new investors since our previous year end letter to LYRIX shareholders, we’d like to briefly outline our investment philosophy and portfolio construction approach.

We believe our strategy and approach to investing differentiates us from other investment managers, even those that share a value approach to investing. We are deep value investors and by this we mean that we look to invest in companies that trade significantly below intrinsic value. This separates us from other value managers who focus on relative value or core value approaches and whose portfolio characteristics have higher Price/Earnings, Price/Book and Price/Cash Flow multiples. We assess valuation based on current price relative to long-term normalized earnings, which contrasts us to those that rely on Price/Book or dividend yield. We only invest in what we consider to be quality businesses that we believe should earn good returns on invested capital, and avoid volatile businesses and companies with excessive leverage. Other value investors will consider owning any business regardless of quality if they believe the price is low enough. But, we will only invest in businesses that meet our quality standards. We invest only in businesses we can understand, and avoid those that are excessively complex or require specialized technical knowledge, even though they may appear cheap from a high-level perspective.

We construct our portfolio purely bottom up and without regard to what is or is not contained in a benchmark. We are concerned with concentration risk, and have strict limits on how much capital can be invested in any one position or any one industry. Our portfolio is constructed to be balanced and diversified across 30-40 positions, giving us exposure to many different types of companies and situations without sacrificing our strict investment standards.

Thank you for your continued trust and interest in Lyrical Asset Management.

Sincerely,

Andrew Wellington
 Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-884-8099.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-888-884-8099 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

LYRICAL U.S. VALUE EQUITY FUND
PORTFOLIO INFORMATION
May 31, 2014 (Unaudited)

Lyrical U.S. Value Equity Fund vs S&P 500 Index
 Sector Diversification

Top Ten Equity Holdings

Security Description	% of Net Assets
Avago Technologies Ltd.	3.6%
Hertz Global Holdings, Inc.	3.6%
Western Digital Corporation	3.6%
TE Connectivity Ltd.	3.6%
Aetna, Inc.	3.6%
Johnson Controls, Inc.	3.6%
CVS Caremark Corporation	3.6%
EOG Resources, Inc.	3.6%
WellPoint, Inc.	3.6%
Comcast Corporation - Class A	3.5%

LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS May 31, 2014 (Unaudited)
Common Stocks — 97.0%	Shares	Value
Consumer Discretionary — 17.5%
Auto Components — 8.3%
Goodyear Tire & Rubber Company (The)	247,359	$6,522,857
Johnson Controls, Inc.	244,091	11,804,241
TRW Automotive Holdings Corporation *	108,755	9,230,037
		27,557,135
Household Durables — 2.2%
Jarden Corporation *	126,767	7,172,477

Internet & Catalog Retail — 3.5%
Liberty Interactive Corporation - Series A *	402,912	11,736,826

Media — 3.5%
Comcast Corporation - Class A	224,953	11,742,547

Consumer Staples — 3.6%
Food & Staples Retailing — 3.6%
CVS Caremark Corporation	150,665	11,800,083

Energy — 10.6%
Energy Equipment & Services — 3.5%
National Oilwell Varco, Inc.	141,746	11,604,745

Oil, Gas & Consumable Fuels — 7.1%
EOG Resources, Inc.	111,170	11,761,786
Suncor Energy, Inc.	300,854	11,591,905
		23,353,691
Financials — 13.6%
Capital Markets — 3.5%
Ameriprise Financial, Inc.	104,178	11,731,484

Diversified Financial Services — 1.9%
NASDAQ OMX Group, Inc. (The)	167,026	6,330,285

Insurance — 8.2%
Aflac, Inc.	188,703	11,554,285
AmTrust Financial Services, Inc.	66,690	2,847,663
Assurant, Inc.	76,592	5,193,704
Willis Group Holdings plc	178,061	7,467,878
		27,063,530

LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
Common Stocks — 97.0% (Continued)	Shares	Value
Health Care — 7.2%
Health Care Providers & Services — 7.2%
Aetna, Inc.	152,226	$11,805,126
WellPoint, Inc.	108,420	11,748,391
		23,553,517
Industrials — 18.2%
Aerospace & Defense — 3.5%
Raytheon Company	120,151	11,723,133

Construction & Engineering — 1.3%
AECOM Technology Corporation *	129,629	4,166,276

Electrical Equipment — 3.5%
Eaton Corporation plc	157,816	11,629,461

Road & Rail — 5.7%
Avis Budget Group, Inc. *	119,286	6,826,738
Hertz Global Holdings, Inc. *	400,802	11,831,675
		18,658,413
Trading Companies & Distributors — 4.2%
AerCap Holdings N.V. *	213,348	10,057,225
MRC Global, Inc. *	137,088	3,946,763
		14,003,988
Information Technology — 21.8%
Electronic Equipment, Instruments & Components — 7.0%
Corning, Inc.	544,181	11,591,055
TE Connectivity Ltd.	198,639	11,811,075
		23,402,130
IT Services — 2.6%
Western Union Company (The)	529,407	8,560,511

Semiconductors & Semiconductor Equipment — 3.6%
Avago Technologies Ltd.	167,521	11,838,709

Software — 3.5%
Symantec Corporation	527,920	11,608,961

Technology Hardware, Storage & Peripherals — 5.1%
Lexmark International, Inc. - Class A	114,731	5,001,124
Western Digital Corporation	134,575	11,822,414
		16,823,538

LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
Common Stocks — 97.0% (Continued)	Shares	Value
Materials — 4.5%
Chemicals — 2.9%
Celanese Corporation - Series A	153,445	$9,621,002

Containers & Packaging — 1.6%
Owens-Illinois, Inc. *	162,726	5,407,385

Total Common Stocks — 97.0% (Cost $286,063,666)		$321,089,827

Other Assets in Excess of Liabilities — 3.0%		9,956,493

Net Assets — 100.0%		$331,046,320

*	Non-income producing security.
See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND STATEMENT OF ASSETS AND LIABILITIES May 31, 2014 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$286,063,666
At value (Note 2)	$321,089,827
Cash	9,417,178
Dividends receivable	243,415
Receivable for capital shares sold	6,810,431
Other assets	44,057
Total Assets	337,604,908

LIABILITIES
Payable for investment securities purchased	6,135,304
Payable for capital shares redeemed	27,789
Payable to Adviser (Note 4)	319,327
Payable to administrator (Note 4)	36,960
Accrued distribution fees (Note 4)	448
Other accrued expenses	38,760
Total Liabilities	6,558,588

NET ASSETS	$331,046,320

NET ASSETS CONSIST OF:
Paid-in capital	$294,246,674
Accumulated net investment loss	(199,185)
Accumulated net realized gains from security transactions	1,972,670
Net unrealized appreciation on investments	35,026,161
NET ASSETS	$331,046,320

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$328,003,016
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	21,080,485
Net asset value, offering price and redemption price per share (Note 2)	$15.56

INVESTOR CLASS
Net assets applicable to Investor Class	$3,043,304
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	195,641
Net asset value, offering price and redemption price per share (Note 2)	$15.56

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND STATEMENT OF OPERATIONS Six Months Ended May 31, 2014 (Unaudited)
INVESTMENT INCOME
Dividend income	$1,321,678
Foreign withholding taxes on dividends	(11,842)
Total Investment Income	1,309,836

EXPENSES
Investment advisory fees (Note 4)	1,286,593
Administration fees (Note 4)	101,958
Registration and filing fees - Common	42,671
Registration and filing fees - Institutional Class	1,349
Registration and filing fees - Investor Class	3,525
Custody and bank service fees	33,457
Fund accounting fees (Note 4)	24,597
Professional fees	19,605
Transfer agent fees - Institutional Class (Note 4)	13,684
Transfer agent fees - Investor Class (Note 4)	3,750
Compliance fees (Note 4)	11,426
Printing of shareholder reports	6,050
Postage and supplies	5,694
Trustees' fees and expenses (Note 4)	4,590
Insurance expense	2,000
Distribution fees - Investor Class (Note 4)	466
Other expenses	4,266
Total Expenses	1,565,681
Less fee reductions and expense reimbursements by the Adviser (Note 4):
Common	(59,643)
Institutional Class	(5,836)
Investor Class	(7,251)
Net Expenses	1,492,951

NET INVESTMENT LOSS	(183,115)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	1,995,788
Net change in unrealized appreciation/depreciation on investments	26,489,519
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	28,485,307

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,302,192

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2014 (Unaudited)	Period Ended November 30, 2013(a)
FROM OPERATIONS
Net investment income (loss)	$(183,115)	$1,559
Net realized gains from security transactions	1,995,788	1,188,251
Net change in unrealized appreciation/ depreciation on investments	26,489,519	8,536,642
Net increase in net assets resulting from operations	28,302,192	9,726,452

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Institutional Class	(17,629)	—
From net realized gains, Institutional Class	(1,211,369)	—
Decrease in net assets from distributions to shareholders	(1,228,998)	—

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	210,543,738	96,196,301
Net asset value of shares issued in reinvestment of distributions to shareholders	1,000,129	—
Payments for shares redeemed	(8,483,214)	(7,974,697)
Net increase in Institutional Class net assets from capital share transactions	203,060,653	88,221,604

Investor Class
Proceeds from shares sold	3,085,900	—
Payments for shares redeemed	(121,483)	—
Net increase in Investor Class net assets from capital share transactions	2,964,417	—

TOTAL INCREASE IN NET ASSETS	233,098,264	97,948,056

NET ASSETS
Beginning of period	97,948,056	—
End of period	$331,046,320	$97,948,056

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(199,185)	$1,559

(a)	Represents the period from the commencement of operations (February 4, 2013) through November 30, 2013.
See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended May 31, 2014 (Unaudited)	Period Ended November 30, 2013(a)
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	14,486,820	7,762,389
Shares issued in reinvestment of distributions to shareholders	68,785	—
Shares redeemed	(582,127)	(655,382)
Net increase in shares outstanding	13,973,478	7,107,007
Shares outstanding at beginning of period	7,107,007	—
Shares outstanding at end of period	21,080,485	7,107,007

Investor Class
Shares sold	203,667	—
Shares redeemed	(8,026)	—
Net increase in shares outstanding	195,641	—
Shares outstanding at beginning of period	—	—
Shares outstanding at end of period	195,641	—

(a)	Represents the period from the commencement of operations (February 4, 2013) through November 30, 2013.
See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for an Institutional Class Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2014 (Unaudited)		Period Ended November 30, 2013(a)
Net asset value at beginning of period	$13.78		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.00	(b)
Net realized and unrealized gains on investments	1.94		3.78
Total from investment operations	1.93		3.78

Less distributions:
Dividends from net investment income	(0.00	)(b)	—
Distributions from net realized gains	(0.15)		—
Total distributions	(0.15)		—

Net asset value at end of period	$15.56		$13.78

Total return (c)	14.05	%(d)	37.80	%(d)

Net assets at end of period (000's)	$328,003		$97,948

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.51	%(e)	1.93	%(e)

Ratio of net expenses to average net assets (f)	1.45	%(e)	1.45	%(e)

Ratio of net investment income (loss) to average net assets (f)	(0.04	)%(e)	0.01	%(e)

Portfolio turnover rate	5	%(d)	26	%(d)

(a)	Represents the period from the commencement of operations (February 4, 2013) through November 30, 2013.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for an Investor Class Share Outstanding Throughout the Period
	Period Ended May 31, 2014(a) (Unaudited)
Net asset value at beginning of period	$14.68

Income (loss) from investment operations:
Net investment loss	(0.00	)(b)
Net realized and unrealized gains on investments	0.88
Total from investment operations	0.88

Net asset value at end of period	$15.56

Total return (c)	5.99	%(d)

Net assets at end of period (000's)	$3,043

Ratios/supplementary data:
Ratio of total expenses to average net assets	5.48	%(e)

Ratio of net expenses to average net assets (f)	1.70	%(e)

Ratio of net investment loss to average net assets (f)	(0.02	)%(e)

Portfolio turnover rate	5%(d	)(g)

(a)	Represents the period from the commencement of operations (February 25, 2014) through May 31, 2014.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
(g)	Represents the six months ended May 31, 2014.
See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND NOTES TO FINANCIAL STATEMENTS May 31, 2014 (Unaudited)

1. Organization

Lyrical U.S. Value Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on February 4, 2013.

The investment objective of the Fund is long-term capital growth.

The Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or service fees) and Investor Class shares (sold without any sales loads but subject to a distribution and/or service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares) (each a “Class”). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund’s portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

LYRICAL U.S. VALUE EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$321,089,827	$—	$—	$321,089,827

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of May 31, 2014, the Fund did not have any transfers in and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2014. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each class of share of the Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of shares of the Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

LYRICAL U.S. VALUE EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. During the six months ended May 31, 2014, the tax character of distributions paid by the Institutional Class was ordinary income. There were no distributions paid by the Investor Class during the six months ended May 31, 2014 or by the Fund during the period ended November 30, 2013.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2014:

Tax cost of portfolio investments	$286,086,791
Gross unrealized appreciation	$37,114,731
Gross unrealized depreciation	(2,111,695)
Net unrealized appreciation	35,003,036
Accumulated net investment loss	(199,185)
Other gains	1,995,795
Accumulated earnings	$36,799,646

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

LYRICAL U.S. VALUE EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current tax period and for the period ended November 30, 2013 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the six months ended May 31, 2014, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $206,859,963 and $11,027,765, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Lyrical Asset Management LP (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.25% of its average daily net assets.

The Adviser has contractually agreed, until March 31, 2016, to reduce its advisory fees and to reimburse the Fund’s expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, extraordinary expenses, and other expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable under a Rule 12b-1 plan) to 1.45% and 1.70% of average daily net assets of Institutional Class and Investor Class shares, respectively. During the period ended May 31, 2014, the Adviser reduced its investment advisory fees and reimbursed the Fund for expenses as follows:

	Investment Advisory Fees Reduced	Expenses Reimbursed	Total
Common	$59,643	$—	$59,643
Institutional Class	—	5,836	5,836
Investor Class	—	7,251	7,251
	$59,643	$13,087	$72,730

LYRICAL U.S. VALUE EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses, at the time the repayment occurs, to exceed the expense limitations stated above. As of May 31, 2014, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $196,367. The Adviser may recover a portion of this amount no later than the dates as stated below:

November 30, 2016	May 31, 2017
$123,637	$72,730

Certain officers of the Fund are also officers of the Adviser.

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. Pursuant to servicing agreements with Ultimus, the Fund pays Ultimus fees in accordance with the agreements for its services. In addition, the Fund pays out-of-pocket expenses including but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is currently compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain Trustees and officers of the Trust are also officers of Ultimus and/or the Distributor.

DISTRIBUTION PLAN
The Fund has adopted a plan of distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class shares of the Fund to directly incur or reimburse the Fund’s principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of average daily net assets attributable to Investor Class shares. The Fund has not adopted a plan of distribution with respect to the Institutional Class shares. During the period ended May 31, 2014, Investor Class shares incurred $466 of distribution fees under the Plan.

TRUSTEE COMPENSATION
Each Trustee who is not an interested person of the Trust receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other expenses incurred in attending the meetings. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

LYRICAL U.S. VALUE EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

LYRICAL U.S. VALUE EQUITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2013) and held until the end of the period (May 31, 2014).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

LYRICAL U.S. VALUE EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Institutional Class

	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,140.50	$7.74
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.70	$7.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Investor Class

	Beginning Account Value February 25, 2014	Ending Account Value May 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,059.90	$4.56

*
Expenses are equal to the Fund’s annualized expense ratio of 1.70% for the period, multiplied by the average account value over the period, multiplied by 95/365 (to reflect the period since inception).

	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period*
Based on Hypothetical 5% Return	$1,000.00	$1,016.45	$8.55

*	Expenses are equal to the Fund’s annualized expense ratio of 1.70% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

LYRICAL U.S. VALUE EQUITY FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-884-8099. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*	/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	July 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Andrew B. Wellington
Andrew B. Wellington, Principal Executive Officer (Lyrical U.S. Value Equity Fund)

Date	July 31, 2014

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	July 31, 2014

* Print the name and title of each signing officer under his or her signature.